CONCENTRATIONS OF BUSINESS AND CREDIT RISK	12 Months Ended
Jun. 26, 2021
Fair Value Disclosures [Abstract]
Note 3. CONCENTRATIONS OF BUSINESS AND CREDIT RISK

3. CONCENTRATIONS OF BUSINESS AND CREDIT RISK

The Company maintains cash with various U.S. banks and credit unions with balances in excess of the Federal Deposit Insurance Corporation and National Credit Union Share Insurance Fund limits, respectively. The failure of a bank or credit union where the Company has significant deposits could result in a loss of a portion of such cash balances in excess of the insured limit, which could materially and adversely affect the Company’s business, financial condition and results of operations.

The Company provides credit in the normal course of business to customers located throughout the U.S. The Company performs ongoing credit evaluations of its customers and maintains allowances for doubtful accounts based on factors surrounding the credit risk of specific customers, historical trends, and other information. There were no customers that comprised more than 10% of the Company’s revenue for the years ended June 26, 2021 and June 27, 2020.